J.P. Morgan Institutional Funds Supplement dated July 14, 2000, to the J.P. Morgan Institutional Money Market Funds Prospectus dated March 1, 2000

The second paragraph under the heading "Portfolio Management" on page 7 with respect to Tax Exempt Money Market Fund is hereby replaced with the following:

The advisor uses a team of portfolio managers and traders to manage the fund. The portfolio team is composed of John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997 from Goldman Sachs & Co., where he was an Institutional Money Market Portfolio Manager, Abigail J. Feder, vice president, who joined J.P. Morgan in April of 2000 from Morgan Stanley Dean Witter Investment Management where she managed short term fixed income portfolios, Benjamin Thompson, vice president, who joined J.P. Morgan in June of 1999 from Goldman Sachs, where he was a senior fixed income portfolio manager, Gunter Heiland, associate, who has been on the team since joining J.P. Morgan in June of 1997 from Salomon Brothers, where he was a sales assistant, James Ahn, associate, who joined J.P. Morgan in June of 1996 from PricewaterhouseCoopers, LLP and has been on the team since June of 2000, and Kimberly Weil, associate, who has been on the team since its inception.

     J.P. Morgan Institutional Funds Supplement dated July 14, 2000, to the J.P. Morgan Institutional Service Money Market Funds Prospectus dated March 1, 2000

The second paragraph under the heading "Portfolio Management" on page 7 with respect to Tax Exempt Money Market Fund is hereby replaced with the following:

The advisor uses a team of portfolio managers and traders to manage the fund. The portfolio team is composed of John Donohue, vice president, who has been on the team since joining J.P. Morgan in June of 1997 from Goldman Sachs & Co., where he was an Institutional Money Market Portfolio Manager, Abigail J. Feder, vice president, who joined J.P. Morgan in April of 2000 from Morgan Stanley Dean Witter Investment Management where she managed short term fixed income portfolios, Benjamin Thompson, vice president, who joined J.P. Morgan in June of 1999 from Goldman Sachs, where he was a senior fixed income portfolio manager, Gunter Heiland, associate, who has been on the team since joining J.P. Morgan in June of 1997 from Salomon Brothers, where he was a sales assistant, James Ahn, associate, who joined J.P. Morgan in June of 1996 from PricewaterhouseCoopers, LLP and has been on the team since June of 2000, and Kimberly Weil, associate, who has been on the team since its inception.